J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.22

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304725144	Sales Price	(redacted)	(redacted)	Tape Value is the Appraisal Value. Review Value is the Sales Price.
(redacted)	304725144	Original Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304725144	Original Combined Loan to Value	(redacted)	(redacted)	Review Value calculated from the lesser sales price, (redacted). Tape is calculated from the greater appraisal value (redacted).
(redacted)	304907192	Property Type	Two Family	Four Family	Subject consists of four units that is located within a PUD as per the appraisal. Source of Tape Value is unknown.
(redacted)	304907192	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	305027277	Sales Price	(redacted)	(redacted)	Tape Value contains a typographical error. Review Value is the sales prices as per the purchase contract.
(redacted)	305027277	Original Loan to Value	(redacted)	(redacted)	Approved LTV (redacted), no variance. Source of Tape Value is unknown.
(redacted)	305027277	Original Combined Loan to Value	(redacted)	(redacted)	Approved CLTV (redacted), no variance. Source of Tape Value is unknown.
(redacted)	305027277	Total Debt to Income Ratio	(redacted)	(redacted)	Variance < (redacted) is non-material.
(redacted)	305027277	QM/ATR Designation	Not Covered / Exempt	QM (APOR) / Non-HPML	Source of Tape Value is unknown.
(redacted)	305031124	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), non-material variance is due to rounding. Source of Tape Value is unknown.
(redacted)	305026226	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Variance is non-material.
(redacted)	305032512	Escrow Impounds?	No	Yes	Review Value captured from the CD and Escrow Disclosure. Source of Tape Value is unknown.
(redacted)	305032512	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), variance is non-material. Source of Tape Value is unknown.